Long-Term Debt	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
LONG-TERM DEBT
NOTE 18:	LONG-TERM DEBT

	As of December 31,	As of December 31,
	2024	2023
Building financing	1,576	—
Equipment financing	—	4,022
Total long-term debt	1,576	4,022
Less current portion of long-term debt	(146)	(4,022)
Non-current portion of long-term debt	1,430	—

Movement in long-term debt is as follows:

	As of December 31,	As of December 31
	2024	2023
Balance as of January 1,	4,022	47,147
Issuance of long-term debt	1,695	—
Payments	(4,435)	(33,233)
Gain on extinguishment of long-term debt	—	(12,580)
Interest on long-term debt	294	2,688
Balance as of period end	1,576	4,022

a.	Building financing

In March 2024, the Company sold its Garlock building in Sherbrooke, Quebec, Canada for $1,695 and immediately leased it back for 10 years. Since the lease agreement included a substantive repurchase option of the building in a form of a call option, the Company has not transferred the control of the asset to the buyer, and the transaction does not qualify as a sale. Accordingly, it is accounted for as a financing arrangement for the proceeds received from the buyer, and the building continues to be recognized as property, plant and equipment of the Company.

b.	Equipment financing activity

Repayment of NYDIG Loan

In June 2022, Backbone entered into an equipment financing agreement, referred to as the “NYDIG Loan”, for gross proceeds of $36,860 collateralized by 10,395 WhatsMiner M30S Miners. The net proceeds received by the Company were $36,123, net of origination and closing fees of $737. As part of the agreement, the Company was required to maintain in a segregated wallet an approximate quantity of BTC whose value equates to at least one month of interest and principal payments on the outstanding loan. The pledged BTC was held in a segregated Coinbase Custody account and owned by the Company unless there was an event of default under the NYDIG Loan.

During the first quarter of 2024, the NYDIG Loan balance was fully repaid, and the Company’s Miners collateralizing the loan and BTC collateralized became unencumbered.

Repayment of Foundry Loans #2, #3 and #4

In April and May 2021, the Company entered into four loan agreements for the acquisition of 2,465 WhatsMiner Miners referred to as “Foundry Loans #1, #2, #3 and #4.” During 2022, Foundry Loan #1 matured and was fully repaid. In January 2023, the principal amounts of the remaining Foundry Loans #2, #3 and #4 were fully repaid before their maturity date with forgiveness of prepayment penalties totaling $829.

Settlement of the loan with BlockFi Lending LLC (“BlockFi”)

In February 2022, Backbone Mining entered into an equipment financing agreement for gross proceeds of $32,000 collateralized by 6,100 Bitmain S19j Pro Miners referred to as the “BlockFi Loan”. The net proceeds received by the Company were $30,994 after capitalizing origination, closing and other transaction fees of $1,006.

In December 2022, Backbone Mining ceased making installment payments, which constituted a default under the loan agreement, and the BlockFi Loan was classified as current.

In February 2023, BlockFi and the Company negotiated a settlement of the loan in its entirety with a then- outstanding debt balance of $20,330 for cash consideration of $7,750, discharging Backbone Mining of all further obligations and resulting in a gain on extinguishment of long-term debt of $12,580 recognized in Net financial (expenses) income in the consolidated statements of profit or loss and comprehensive profit or loss during the year ended December 31, 2023. Upon settlement, all of Backbone Mining’s assets, including the 6,100 Miners collateralizing the loan, were unencumbered.